6. ACQUISITIONS: Schedule of Consideration and net identifiable assets acquired (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Consideration and net identifiable assets acquired

Consideration paid:
Cash paid upon closing	$20,644,291
Cash paid in 2019	10,605,100
Rights to common shares	44,984,267
Settlement of pre-existing relationship	1,459,218
$77,692,876
Net identifiable assets acquired:
Cash and cash equivalents	$162,204
Accounts receivable	58,470
Inventory	4,395,361
Biological assets	26,842
Property, plant and equipment	94,197,701
Goodwill	6,083,036
Accounts payable	(1,539,657)
Other payable	(656,900)
Deferred tax liability	(25,034,181)
$77,692,876